Average Annual Total Returns - Schwab Treasury Obligations Money Fund	Sep. 24, 2020
Investor Shares
Average Annual Return:
Label	Investor Shares
1 Year	1.90%
5 Years	0.80%
Since Inception	0.52%
Inception Date	Apr. 24, 2012
Ultra Shares
Average Annual Return:
Label	Ultra Shares
1 Year	none
5 Years	none
Since Inception	none
Inception Date	Apr. 24, 2012